OTHER OPERATING INCOME	6 Months Ended
Jun. 30, 2022
Disclosure Of Other Operating Income [Abstract]
OTHER OPERATING INCOME
4.          OTHER OPERATING INCOME

	June 30, 2022 US$‘000	June 30, 2021 US$‘000
Government supports - COVID-19	-	2,906
Rental income from premises	1	1

	1	2,907

Government supports - COVID-19 consists of funding received under the U.S. Cares Act, specifically its Paycheck Protection Program (“PPP). No income was recognised for PPP loans in the six-months ended June 30, 2022 as all PPP loans previously received under the program were forgiven and recognized in the Consolidated Statement of Operations in prior periods. In H1, 2021 income of US$2,906,000 for PPP loans was recognised.